Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	THRIVENT SERIES FUND INC
Central Index Key	0000790166
Amendment Flag	false
Document Creation Date	Aug 6, 2013
Document Effective Date	Aug 6, 2013
Prospectus Date	Apr 30, 2013

Thrivent Series Fund, Inc.

Supplement to Prospectus
dated April 30, 2013
with respect to
Thrivent Equity Income Plus Portfolio

In connection with the upcoming changes to Thrivent Equity Income Plus Portfolio (the "Portfolio") explained in the supplement dated June 6, 2013, effective August 16, 2013 the following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks" for the Portfolio:

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement Text Block	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus
dated April 30, 2013
with respect to
Thrivent Equity Income Plus Portfolio

In connection with the upcoming changes to Thrivent Equity Income Plus Portfolio (the "Portfolio") explained in the supplement dated June 6, 2013, effective August 16, 2013 the following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks" for the Portfolio:

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Thrivent Equity Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus
dated April 30, 2013
with respect to
Thrivent Equity Income Plus Portfolio

In connection with the upcoming changes to Thrivent Equity Income Plus Portfolio (the "Portfolio") explained in the supplement dated June 6, 2013, effective August 16, 2013 the following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks" for the Portfolio:

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 6, 2013